BASIS OF PRESENTATION - Subsidiaries functional currencies (Details)	12 Months Ended
Mar. 31, 2023
Reunion Neuroscience Canada Inc, [Member]
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
Reunion Neuroscience USA Inc, [Member]
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
Field Trip Discovery Australia Pty Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%